Consolidated Statements of Stockholders' Equity shares in Thousands, CAD in Thousands, $ in Thousands	USD ($)	Common Stock USD ($) shares	Accumulated Deficit USD ($)	Accum. Other Comprehensive Income (Loss) USD ($)	Stockholders’ Equity Attrib. to Holdings USD ($)	Non- Controlling Interest USD ($)	Non-controlling Interest of Disc. Ops. USD ($)	Noncontrolling Interest Attributable to Discontinued Operations [Member] USD ($)	CamelBak Noncontrolling Interest Attributable to Discontinued Operations [Member] USD ($)	American Furniture Noncontrolling Interest Attributable to Discontinued Operations [Member] USD ($)	Manitoba Harvest Non- Controlling Interest CAD	Manitoba Harvest Non- Controlling Interest USD ($)
Beginning balance, shares at Dec. 31, 2012 | shares		48,300
Beginning balance at Dec. 31, 2012	$ 456,212	$ 650,043	$ (235,283)	$ (132)	$ 414,628	$ 21,828	$ 19,756
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	78,816		68,064		68,064	12,124	(1,372)
Total comprehensive income, net	825			825	825
Noncontrolling Interest, Increase from Subsidiary Public Offering	117,038	$ 75,410			75,410	41,628
Distribution to noncontrolling interest holders	(3,090)					0	(3,090)
Distributions paid	(69,552)		(69,552)		(69,552)
Distribution to Allocation Interest holders	(15,990)		(15,990)		(15,990)
Option activity attributable to noncontrolling shareholders	4,676					3,658	(1,018)
Ending balance, shares at Dec. 31, 2013 | shares		48,300
Ending balance at Dec. 31, 2013	568,935	$ 725,453	(252,761)	693	473,385	79,238	16,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	291,155		278,835		278,835	11,661	659
Total comprehensive income, net	(3,235)			(3,235)	(3,235)
Trust shares, issued (in shares) | shares		6,000
Issuance of Trust shares, net of offering costs	99,868	$ 99,868			99,868
Option activity attributable to noncontrolling shareholders	8,045					7,080	965
Effect of subsidiary stock option exercise			359		359	(359)
Effect of deconsolidation of subsidiary	(77,287)		(359)		(359)	(76,928)
Distributions paid	(69,552)		(69,552)		(69,552)
Effect of subsidiary initial public offering	2,275					2,275
Distribution to Allocation Interest holders	(11,870)		(11,870)		(11,870)
Ending balance, shares at Dec. 31, 2014 | shares		54,300
Ending balance at Dec. 31, 2014	808,334	$ 825,321	(55,348)	(2,542)	767,431	22,967	17,936
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	165,770		161,838		161,838	5,133	(1,201)
Total comprehensive income, net	(7,262)			(7,262)	(7,262)
Option activity attributable to noncontrolling shareholders	3,736					3,170	$ 566
Effect of subsidiary stock option exercise	500		500
Effect of deconsolidation of subsidiary									$ (16,101)	$ (284)
Distributions paid	(78,192)		(78,192)		(78,192)
Effect of subsidiary initial public offering						7,638					CAD 9,300	$ 6,811
Distribution to Allocation Interest holders	(17,731)		(17,731)		(17,731)
Ending balance, shares at Dec. 31, 2015 | shares		54,300
Ending balance at Dec. 31, 2015	$ 873,219	$ 825,321	$ 10,567	$ (9,804)	$ 826,084	$ 46,219		$ 916